Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Jian Chen [Member]
Schedule of Related Parties [Line Items]
Amounts due to related parties, current	[1]	$ 453,849	$ 457,772

[1]	The balances mainly represent expenses paid on behalf of the Company for daily operations, and the movement of the balance was due to foreign exchange rate fluctuation .